REVENUES	6 Months Ended
Jun. 30, 2025
Segments, Geographical Areas [Abstract]
REVENUES
NOTE 8 - REVENUES

a.	Total revenues - by geographical location were attributed according to customer residential country as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Sale of Products
United States	$6,695	$6,959	$14,676	$14,134
Europe	1,344	886	2,487	1,585
Israel	2,523	908	4,294	1,808
Other	1,901	2,979	3,730	6,140
	$12,463	$11,732	$25,187	$23,667

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Sale of Services
United States	$20,680	$18,646	$41,401	$34,643
Europe	4,507	1,936	7,985	4,438
Israel	1,670	1,283	3,273	2,494
Other	3,784	2,928	7,400	5,371
	$30,641	$24,793	$60,059	$46,946

b.	Contract liabilities:

	June 30,	December 31,
	2025	2024
Opening balance	$6,928	$5,239
Revenue deferrals	1,578	7,012
Revenue recognized	(2,555)	(5,323)
Closing balance	$5,951	$6,928